Expense Example, No Redemption - Franklin S&P 500 Index Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 55
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	744
Class D
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	35
Expense Example, No Redemption, 3 Years	119
Expense Example, No Redemption, 5 Years	211
Expense Example, No Redemption, 10 Years	$ 478